Other assets	12 Months Ended
Dec. 31, 2022
Other Assets [Abstract]
Other assets	Other assets
The following table provides the components of other assets presented on the consolidated balance sheet.

Other assets	Dec. 31,
(in millions)	2022	2021
Corporate/bank-owned life insurance	$5,417	$5,359
Accounts receivable	4,924	4,178
Fails to deliver	2,569	1,561
Software	2,260	2,096
Prepaid pension assets	1,651	1,946
Qualified affordable housing project investments	1,298	1,153
Cash collateral receivable on derivative transactions	1,014	304
Renewable energy investments	871	1,027
Equity method investments	803	939
Prepaid expense	764	476
Other equity investments (a)	695	449
Income taxes receivable	481	538
Federal Reserve Bank stock	478	472
Fair value of hedging derivatives	319	206
Seed capital (b)	218	357
Assets of consolidated investment management funds	209	462
Other (c)	1,884	886
Total other assets	$25,855	$22,409
(a)    Includes strategic equity, private equity and other investments.
(b)    Includes investments in BNY Mellon funds which hedge deferred incentive awards.
(c)    At Dec. 31, 2022 and Dec. 31, 2021, other assets include $6 million and $7 million, respectively, of Federal Home Loan Bank stock, at cost.
Non-readily marketable equity securities

Non-readily marketable equity securities do not have readily determinable fair values. These investments are valued using a measurement alternative where the investments are carried at cost, less any impairment, and plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. The observable price changes are recorded in investment and other revenue on the consolidated income statement. Our non-readily marketable equity securities totaled $445 million at Dec. 31, 2022 and $264 million at Dec. 31, 2021 and are included in other equity investments in the table above.

The following table presents the adjustments on the non-readily marketable equity securities.

Adjustments on non-readily marketable equity securities				Life-to-date
(in millions)	2022	2021	2020
Upward adjustments	$125	$105	$21	$283
Downward adjustments	(8)	—	—	(12)
Net adjustments	$117	$105	$21	$271
Qualified affordable housing project investments

We invest in affordable housing projects primarily to satisfy the Company’s requirements under the Community Reinvestment Act. Our total investment in qualified affordable housing projects totaled $1.3 billion at Dec. 31, 2022 and $1.2 billion at Dec. 31, 2021. Commitments to fund future investments in qualified affordable housing projects totaled $614 million at Dec. 31, 2022 and $543 million at Dec. 31, 2021 and are recorded in other liabilities on the consolidated balance sheet. A summary of the commitments to fund future investments is as follows: 2023 – $239 million; 2024 – $135 million; 2025 – $172 million; 2026 – $24 million; 2027 – $1 million; and 2028 and thereafter – $43 million.

Tax credits and other tax benefits recognized were $145 million in 2022, $148 million in 2021 and $137 million in 2020.
Amortization expense included in the provision for income taxes was $123 million in 2022, $124 million in 2021 and $113 million in 2020.
Investments valued using net asset value (“NAV”) per share

In our Investment and Wealth Management business segment, we make seed capital investments in certain funds we manage. We also hold private equity investments, primarily small business investment companies (“SBICs”), which are compliant with the
Volcker Rule, and certain other corporate investments. Seed capital, private equity and other corporate investments are included in other assets on the consolidated balance sheet. The fair value of certain of these investments was estimated using the NAV per share for our ownership interest in the funds.

The table below presents information on our investments valued using NAV.

Investments valued using NAV	Dec. 31, 2022		Dec. 31, 2021
(in millions)	Fair value	Unfunded commitments	Fair value	Unfunded commitments
Seed capital (a) (b)	$3	$—	$101	$21
Private equity investments (c)	130	53	113	61
Other	5	—	4	—
Total	$138	$53	$218	$82
(a)    Seed capital investments at Dec. 31, 2022 are generally redeemable on request. Distributions are received as the underlying investments in the funds, which have redemption notice periods of seven days, are liquidated. At Dec. 31, 2021, seed capital investments primarily include leveraged loans and structured credit funds, which are generally not redeemable. Distributions from such investments will be received as the underlying investments in the funds, which have lives of three to 11 years, are liquidated.
(b)    Includes investments in funds that relate to deferred compensation arrangements with employees.
(c)    Private equity investments primarily include Volcker Rule-compliant investments in SBICs that invest in various sectors of the economy. Private equity investments do not have redemption rights. Distributions from such investments will be received as the underlying investments in the private equity investments, which have a life of 10 years, are liquidated.